Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

August 11, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re: Equitable Financial Life Insurance Company

       Form S-3 Registration Statement

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structures Investment Option® (“SIO”) under the Structures Capital Strategies Income® contracts to be offered by Equitable Financial.

Please note that the prospectus contained in the S-3 Registration Statement is also being filed today in a separate registration statement on Form N-4 (the “N-4 Registration Statement”) by Separate Account No. 49 of Equitable Financial. The N-4 Registration Statement registers units of interest in the Structured Capital Strategies contract, to be issued by Equitable Financial, which are being registered under the Securities Act of 1933, in addition to Separate Account No. 49’s registration under the Investment Company Act of 1940.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies Income® design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies PLUS® 21 Registration Statement as recently as June 10, 2021.

The principal differences between the new Structured Capital Strategies Income® and Structured Capital Strategies PLUS® 21 are:

•	Structured Capital Strategies Income® will be issued with a Guaranteed Lifetime Withdrawal Benefit that has an additional charge.

•

Structured Capital Strategies Income® will offer an optional Highest Anniversary Value Death Benefit for an additional charge and be issued with a Return of Premium Death Benefit at no additional charge (unless the optional Highest Anniversary Value Death Benefit is elected).

•	Structured Capital Strategies Income® will offer 3-year instead of 6-year Segments.

•	Structured Capital Strategies Income® Dual Direct Segments will have minimum Performance Cap Rates that are lower than the Segment Buffer.

•	Structured Capital Strategies Income® will not offer Series C contracts.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Structured Capital Strategies Income® effective by November 5, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before September 6, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions

Best regards,

/s/ Darin Smith
Darin Smith